Trade receivables (Tables)	12 Months Ended
Dec. 31, 2017
Trade receivables
Schedule Of Trade Receivables

The Group's trade receivables consisted of the following (in thousands):

	As of December 31,
	2016	2017
Trade receivables	$38,680	$58,538
Less: Allowance for doubtful accounts	(664)	(1,409)
Trade receivable, net	$38,016	$57,129

Schedule of allowance for doubtful accounts of receivables

	As of December 31,
	2015	2016	2017
Balance at beginning of year	$134	$503	$664
Charge for the year	378	173	674
Write-off of receivable	—	—	—
Effect of change in exchange rates	(9)	(12)	71
	$503	$664	$1,409

Schedule of aging analysis allowance for net trade receivables

		Neither past due
	Total	nor impaired	Past due but not impaired
			< 30 days	30 - 90 days	> 90 days
At December 31, 2017	57,129	52,096	3,926	972	135
At December 31, 2016	38,016	34,352	2,710	899	55